Borrowings Under Lines of Credit Arrangements and Related Items	12 Months Ended
Dec. 31, 2012
Borrowings Under Line of Credit Arrangement and Related Items [Abstract]
Borrowings Under Lines of Credit Arrangements and Related Items

9. Borrowings Under Line of Credit Arrangement and Related Items

     Please see Note 21 regarding line of credit activity that occurred subsequent to December 31, 2012. At December 31, 2012, we had a $2,000,000,000 unsecured line of credit arrangement with a consortium of 31 banks with an option to upsize the facility by up to an additional $500,000,000 through an accordion feature, allowing for an aggregate commitment of up to $2,500,000,000. The revolving credit facility was scheduled to expire July 27, 2015. Borrowings under the agreement are subject to interest payable in periods no longer than three months at either the agent bank’s prime rate of interest or the applicable margin over LIBOR interest rate, at our option (1.56% at December 31, 2012). The applicable margin is based on certain of our debt ratings and was 1.35% at December 31, 2012. In addition, we pay a facility fee annually to each bank based on the bank’s commitment amount. The facility fee depends on certain of our debt ratings and was 0.25% at December 31, 2012. Principal is due upon expiration of the agreement. In addition, at December 31, 2012, we had a $5,000,000 unsecured revolving demand note undrawn and bearing interest at 1-month LIBOR plus 110 basis points.

     The following information relates to aggregate borrowings under our unsecured lines of credit arrangements for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance outstanding at year end	$0	$610,000	$300,000
Maximum amount outstanding at any month end	$897,000	$710,000	$560,000
Average amount outstanding (total of daily
principal balances divided by days in period)	$191,378	$240,104	$268,762
Weighted-average interest rate (actual interest
expense divided by average borrowings outstanding)	1.80%	1.51%	1.48%